Neuberger Berman Equity Funds®
Supplement to the Summary Prospectuses and Prospectuses, each dated December 15, 2014, and Statement of Additional Information, dated December 15, 2014, as amended February 5, 2015 and June 17, 2015

Neuberger Berman Small Cap Growth Fund

Effective November 19, 2015, Kenneth J. Turek will become the portfolio manager of Neuberger Berman Small Cap Growth Fund (the “Fund”), and all references to David Burshtan in the Fund’s summary prospectuses, prospectuses and statement of additional information will be deleted in their entirety with respect to the Fund.

Additionally, effective November 19, 2015, the Fund’s prospectuses and summary prospectuses will be revised as follows:

The section titled “Portfolio Manager” in the Fund’s summary prospectuses is deleted in its entirety and replaced with the following:

PORTFOLIO MANAGERS
The Fund is managed by Portfolio Manager Kenneth J. Turek (Managing Director of NBM and NB LLC) and Associate Portfolio Managers Chad Bruso (Senior Vice President of NBM and NB LLC), Marco Minonne (Vice President of NBM and NB LLC), and Trevor Moreno (Vice President of NBM and NB LLC). They have managed the Fund since November 2015.

The section titled “Management of the Funds - Portfolio Managers - Neuberger Berman Small Cap Growth Fund” in the Fund’s prospectuses is deleted in its entirety and replaced with the following:

Kenneth J. Turek is a Managing Director of NBM and NB LLC. He joined the firm in 2002 and has managed the Fund since November 2015.

Chad Bruso is a Senior Vice President of NBM and NB LLC. He joined the firm in 2006 and has managed the Fund since November 2015.
Marco Minonne is a Vice President of NBM and NB LLC. He joined the firm in 2013 and has managed the Fund since November 2015. Prior to joining the firm, he was an analyst at an investment company.
Trevor Moreno is a Vice President of NBM and NB LLC.  He joined the firm in 2014 and has managed the Fund since November 2015. Prior to joining the firm, he was an assistant portfolio manager and equity analyst at an investment company.

The date of this supplement is November 19, 2015.

Please retain this supplement for future reference.
Neuberger Berman Management LLC 605 Third Avenue 2nd Floor New York, NY 10158-0180 800-877-9700 Institutional Services: 800-366-6264 Website: www.nb.com